Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of Avalon, its wholly owned subsidiaries and those companies in which Avalon has managerial control.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Subsequent Events, Policy [Policy Text Block]	Subsequent Events Avalon evaluated subsequent events for potential recognition and disclosure through the date the financial statements were issued.
Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three
months or less when purchased to be cash equivalents for purposes of the Consolidated Statements of Cash Flows and Consolidated Balance Sheets. Avalon maintains its cash balances in various financial institutions. These balances may,
at times, exceed federal insured limits. Avalon has
not
experienced any losses in such accounts and believes it is
not
exposed to any significant credit risk relating to its cash and cash equivalents (See Note
4
).

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in restricted cash on the Consolidated Balance Sheets. Restricted cash of
$0.5
million and
$2.8
million at
December 31, 2018
and
2017,
respectively, consists of loan proceeds deposited into a project fund account to fund costs associated with the renovation and expansion of The Avalon Inn in accordance with the provisions of the loan and security agreement (See Notes
4
and
9
).

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined by the average cost method. If necessary, a provision for potentially obsolete or slow-moving inventory is made based on management’s analysis of inventory levels and future sales forecasts.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial Instruments

The Company follows the guidance included in the Financial Accounting Standard Board (“FASB”) Accounting Standards Codification (“ASC”)
820,
Fair Value Measurements and Disclosures
, for its financial assets and liabilities. The fair value of financial instruments consisting of cash, cash equivalents, restricted cash, accounts receivable, and accounts payable at
December 31, 2018
and
2017
approximates carrying value due to the relative short maturity of these financial instruments.

The fair value of the Company’s term loan approximates carrying value at
December 31, 2018
and
2017,
as neither the Company’s credit rating nor market credit conditions have changed substantially since the debt was refinanced in
December 2016.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful life of the asset which varies from
10
to
30
years for land improvements;
5
to
50
years in the case of buildings and improvements; and from
3
to
10
years for machinery and equipment, vehicles and office furniture and equipment (See Note
6
).

Major additions and improvements are charged to the property and equipment accounts while replacements, maintenance and repairs, which do not
improve or extend the life of the respective asset, are expensed as incurred. The cost of assets retired or otherwise disposed of and the related accumulated depreciation is eliminated from the accounts in the year of disposal. Gains or losses resulting from disposals of property and equipment are credited or charged to operations. Interest costs are capitalized on significant construction projects.

Debt, Policy [Policy Text Block]
Debt Issuance Costs

Debt issuance costs are capitalized and amortized over the life of the related debt. Amortization of deferred financing costs is included in interest expense in the Consolidated Statements of Operations. Debt issuance costs incurred related to the loan and security agreement is presented in the Consolidated Balance Sheets as a direct deduction from the carrying amount of the debt. Debt issuance costs incurred related to the line of credit agreement is presented in the Consolidated Balance Sheets as “other current assets.”

Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and to operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded against net deferred tax assets when management believes it is more likely than not
that such deferred tax assets will
not
be realized. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC
606,
Revenue from Contracts with Customers
(“ASC
606”
). In accordance with ASC
606,
Avalon identifies a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when obligations under the terms of the contract with our customer are satisfied; generally this occurs with the transfer of control of the good or service to the customer. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring goods or providing services (See Note
5
).

Receivables, Policy [Policy Text Block]
Accounts Receivable

Receivables, net, include amounts billed and currently due from customers. The majority of Avalon’s accounts receivable is due from industrial and commercial customers. Credit is extended based on an evaluation of a customer’s financial condition and, generally, collateral is not
required. The amounts due are stated at their net realizable value. The Company maintains an allowance for doubtful accounts to provide for the estimated amount of receivables that will not
be collected. Customer accounts that are outstanding longer than the contractual payment terms are considered past due. Avalon determines its allowance by considering a number of factors, including the length of time trade accounts receivable are past due, Avalon’s previous accounts receivable loss history, the customer’s current ability to pay its obligation to Avalon and the condition of the general economy and the industry as a whole. Avalon writes off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts, or to income, as appropriate under the circumstances (See Note
5
).

Lessee, Leases [Policy Text Block]
Leases

Avalon applies the accounting rules for leases to categorize leases at their inception as either operating or capital leases depending on certain defined criteria. Leasehold improvements are capitalized at cost and are amortized over the lesser of their expected useful life or the life of the lease (See Notes
7
and
15
).

Equity Method Investments [Policy Text Block]
Noncontrolling Interest

Under FASB ASC
810
-
10,
Consolidations – Overall
(“ASC
810
-
10”
), a company must determine whether it has a variable interest in a legal entity being evaluated for consolidation. A variable interest entity (“VIE”) is consolidated in the financial statements if the company has the power to direct activities that most significantly impact the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

As a result of a private placement offering, Avalon is
not
the majority owner of AWMS Holdings, LLC. At
December 31, 2018
and
2017,
respectively, Avalon owns approximately
47%
of AWMS Holdings, LLC. In accordance ASC
810
-
10
,
due to the managerial control of AWMS Water Solutions, LLC, AWMS Holdings, LLC is a VIE, and the financial statements of AWMS Holdings, LLC and subsidiaries are included in Avalon’s consolidated financial statements. ASC
810
-
10
requires noncontrolling interests to be reported as a separate component of equity. The amount of net loss attributable to the noncontrolling interest is recorded in “net loss attributable to noncontrolling interest” in our Consolidated Statements of Operations (See Note
17
).

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation

Avalon recognizes share-based compensation expense related to stock options issued to employees and directors. Avalon estimates the fair value of the stock options granted using a Monte Carlo simulation. The Monte Carlo Simulation was selected to determine the fair value because it incorporates six
minimum considerations;
1
) the exercise price of the option,
2
) the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements,
3
) the current fair value of the underlying equity,
4
) the expected volatility of the value of the underlying share for the expected term of the option,
5
) the expected dividends on the underlying share for the expected term of the option and
6
) the risk-free interest rate(s) for the expected term of the option.

Avalon amortizes the grant date fair value of the stock options over the expected term which approximates the requisite service period. If accelerated vesting occurs based on the market performance of Avalon’s common stock, the compensation costs related to the vested stock options that have not
previously been amortized are recognized upon vesting.

Asset Retirement Obligation [Policy Text Block]
Asset Retirement Obligation

Avalon recorded an estimated asset retirement obligation of
$0.1
million at
December 31, 2018
and
2017,
respectively, to plug and abandon the
two
salt water injection wells based upon an estimate from an experienced and qualified third
party.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Asset Impairments

Avalon reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that its carrying amount may
not
be recoverable. If indicators of impairment exist, Avalon would determine whether the estimated undiscounted sum of the future cash flows of such assets and their eventual disposition is less than its carrying amount. If less, an impairment loss would be recognized if, and to the extent that the carrying amount of such assets exceeds their respective fair value. Avalon would determine the fair value by using quoted market prices, if available, for such assets; or if quoted market prices are not
available, Avalon would discount the expected estimated future cash flows.

For the waste management services segment, in accordance with FASB ASC
360
-
10
-
35,
Property, Plant and Equipment – Overall – Subsequent Measurement
, Avalon assessed the recoverability of the carrying values of the salt water injection wells based on the Chief’s decision to suspend operations of the wells. In the fourth
quarter of
2018,
Avalon recorded a non-cash, pre-tax impairment charge of approximately
$3.3
million representing the full carrying value of the Company’s salt water injection wells property and equipment. The conclusion was made in connection with the Company’s annual impairment testing and the overall uncertainty that the salt water injection wells will resume operations and generate future cash flows.

On
November 21, 2018,
AWMS Water Solutions, LLC, a wholly owned subsidiary of Avalon, received notice from the Supreme Court of Ohio that the court would not
accept for review the Company’s appeal of the Ohio
10
th
District Court of Appeals decision on the Division of Oil and Gas Resources Management’s appeal of the Franklin County Court of Common Pleas
February 21, 2017
entry allowing restart of the Company’s AWMS Water Solutions, LLC
#2
salt water injection well (See Note
18
).

Based on the Ohio Supreme Court’s decision
not
to accept the Company’s appeal for review and the economically unfeasible conditions required by the Division of Oil & Gas Resources Management to restart the well, management of Avalon and its Board of Directors concluded that the injection wells would not
resume operations in the near future and that the carrying value of the salt water injection wells was not
recoverable. The Company determined that any remaining salvage value on the associated assets was not
significant based on market prices for similar assets.

The impairment charge is included in the operations related to the waste management service’s segment for the fiscal year ended
December 31, 2018.
No
cash expenditures were recorded as a result of the impairment charge. The impairment charge did not
affect Avalon’s compliance with debt covenants under its Term Loan or Line of Credit agreements.

For the golf and related operations segment, Avalon does
not
believe there was a triggering event in
2018
or
2017
as future cash flows have
not
changed significantly and asset values have remained relatively stable.

Regulatory Environmental Costs, Policy [Policy Text Block]
Environmental Liabilities

When Avalon concludes that it is probable that a liability has been incurred with respect to a site, a provision is made in Avalon’s financial statements for Avalon’s best estimate of the liability based on management’s judgment and experience, information available from regulatory agencies, and the number, financial resources and relative degree of responsibility of other potentially responsible parties who are jointly and severally liable for remediation of that site, as well as, the typical allocation of costs among such parties. If a range of possible outcomes is estimated and no
amount within the range appears to be a better estimate than any other, Avalon provides for the minimum amount within the range, in accordance with generally accepted accounting principles. The liability is recognized on an undiscounted basis. Avalon’s estimates are revised, as deemed necessary, as additional information becomes known. Although Avalon is not
currently aware of any environmental liability, there can be no
assurance that in the future an environmental liability will not
occur.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Net Income (Loss) per Share

Basic net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing the net income (loss) by the weighted average number of common shares outstanding.

Diluted net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus any weighted common equivalent shares determined to be outstanding during the period using the treasury method. The weighted common equivalent shares included in the calculation are related to stock options granted by Avalon where the weighted average market price of Avalon’s common stock for the period presented is greater than the option exercise price of the stock option For periods in which Avalon is in a net loss position, the diluted per share amount reported is equal to the basic per share amount because such dilution would be considered anti-dilutive (See Note
8
).